Fees And Commissions Income [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Fees And Commissions Income [Table Text Block]

	2011	2012	2013
	(in millions)
Trust fees	¥100,519	¥95,037	¥92,525
Fees on funds transfer and service charges for collections	142,459	139,840	137,338
Fees and commissions on international business	58,462	57,688	58,905
Fees and commissions on credit card business	146,570	149,946	149,671
Service charges on deposits	22,169	18,216	16,727
Fees and commissions on securities business	138,868	128,436	155,983
Fees on real estate business	22,593	23,610	28,041
Insurance commissions	27,466	33,686	33,472
Fees and commissions on stock transfer agency services	51,926	49,283	49,137
Guarantee fees	64,347	58,393	55,427
Fees on investment funds business	130,402	126,601	130,006
Other fees and commissions	222,577	219,227	253,642

Total	¥1,128,358	¥1,099,963	¥1,160,874